Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

(3)        Property, Plant and Equipment

Property, plant and equipment and their estimated useful lives at December 31, 2012 and 2011 consisted of:

	Lives (Years)	2012	2011
Quarry land		$2,004,549	$2,004,549
Other land		8,659,314	8,611,090
Buildings and improvements	15 – 39	32,438,770	32,308,167
Cement manufacturing equipment	15 – 25	128,656,859	125,998,453
Ancillary equipment	5 – 10	13,371,257	13,279,851
Ready-mix and concrete production
machinery and equipment	5 – 15	36,169,037	35,550,946
Transportation and mobile equipment	3 – 7	44,353,311	43,355,665
Office machinery, equipment,
furniture and fixtures	3 – 10	3,051,858	2,897,792
Construction in process		7,583,428	5,140,496
		$276,288,383	$269,147,009
Less: Accumulated depreciation and depletion		193,109,379	182,427,598
		$83,179,004	$86,719,411